GMO International Value ETF Investment Strategy - GMO International Value ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Fund is an actively managed ETF that seeks to achieve its investment objective by investing the Fund’s assets primarily in securities traded in international equity markets. GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information, securities’ prices, equity and other markets, the overall global economy, and governmental policies. The Fund seeks to capitalize opportunistically on what GMO believes to be market dislocations within the international equity markets.In selecting securities for the Fund, GMO uses a combination of proprietary quantitative investment methods to identify international equities GMO believes have positive return potential relative to other international equities. A key component of the process is GMO’s proprietary methodology for assessing values of company tangible and intangible assets and generating equity return forecasts, which are then incorporated into relative valuation models. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or market, and macroeconomic factors. In constructing the Fund’s portfolio, GMO also considers position size, sector and industry exposure, country and region exposure, currencies, market capitalization, liquidity, and transaction costs. GMO also may consider ESG (environmental, social, and governance) criteria. For example, GMO generally avoids investing the Fund’s assets in companies engaged in the manufacture, supply, or distribution of cluster munitions, as well as companies primarily involved in the mining and production of thermal coal. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency and companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time. In addition, the Fund may lend its portfolio securities.Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities of value companies (see “Name Policies”). The term "value company" means a company that (i) is included in the MSCI ACWI IMI Value Index or another independently maintained value index; or (ii) has financial and business characteristics that GMO determines, based on its proprietary value models, indicate the company's shares are trading at more favorable prices than at least half of the Fund's investable universe.The Fund also may invest in GMO U.S. Treasury Fund, a mutual fund advised by GMO, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.